Independent Auditors? Report
The Board of Directors
Sentry Life Insurance Company
and
The Policy Owners of
Sentry Variable Life Account I:
We have audited the accompanying statements of assets and liabilities of the Sentry Variable Life Account I (comprised of the sub-accounts listed in the statements of assets and liabilities(collectively, the Accounts)) as of December 31, 2011, and the related statements of operations for the year ended December 31, 2011, changes in net assets for the years ended December 31,2011 and 2010, and the financial highlights for the years ended December 31, 2011, 2010, 2009,2008, and 2007. These financial statements and financial highlights are the responsibility of the Accounts? management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31,2011 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31, 2011, and the results of its operations for the year ended December 31, 2011, changes in net assets for the years ended December 31, 2011 and 2010, and financial highlights for the years ended December 31, 2011, 2010, 2009, 2008, and 2007 in conformity with U.S.
generally accepted accounting principles.

February 27, 2012

KPMG LLP
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337
KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative
(?KPMG International?), a Swiss entity.



     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Life Account I
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2011



Assets:
                                                                                                                          2002
Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 6,909 shares (cost $152,537)                         $      157,802          $        108,299
          Aspen Enterprise Portfolio, 73,031 shares (cost $2,370,641)                        2,787,611                  2,427,749
          Aspen Forty Portfolio, 3,792 shares (cost $116,761)                               125,964                    89,362
          Aspen Worldwide Growth Portfolio, 1,171 shares (cost $33,536)                      30,237                    27,382
          Aspen Balanced Portfolio, 6,711 shares (cost $183,025)                               178,704                   113,481

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 202,222 shares (cost $202,222)                          202,222                   237,246
          Limited Term Bond Portfolio, 23,511 shares (cost $117,779)                          116,850                   182,748

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 9,042 shares (cost $181,545)                               175,587                    86,140
          Personal Strategy Balanced Portfolio, 85,136 shares (cost $1,499,835)              1,515,421                 1,638,993

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 707 shares (cost $8,934)                            8,402                     6,489

Total Assets                                                                           $   5,298,800          $      4,917,889
Total Liabilities                                                                              -

Net Assets                                                                           $   5,298,800


     See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




                                             For the Year Ended December 31, 2011

                                                      Janus Aspen               Janus Aspen          Janus Aspen
                                                         Janus*                     Enterprise**             Forty

Investment Income:
  Dividends                                                $1,029                     $-                 $535

Expenses:
  Mortality and expense risk charges                        1,808                    31,073              1,487

Net investment income (loss)                                   (779)                  (31,073)              (952)

Realized gains (losses) on investments:
  Realized net investment gain (loss)                         (661)                  147,158               7,596

  Capital gain distributions received                          -                   -                   -

  Realized gain (loss) on investments and
    capital gain distributions, net                         (661)                  147,158               7,596

Unrealized appreciation (depreciation), net                  (9,756)                 (183,509)           (17,719)


Net increase (decrease) in net assets from operations     $ (11,196)                 $(67,424)           $(11,075)



                                                       For the Year Ended December 31,  2011
                                                            Janus Aspen
                                                            Worldwide                         Janus Aspen
                                                            Growth                         Balanced

Investment Income:
  Dividends                                                      $203                           $4,868

Expenses:
  Mortality and expense risk charges                              366                             1,898

Net investment income (loss)                                       (163)                            2,970

Realized gains (losses) on investments:
  Realized net investment gain (loss)                              169                             2,443

  Capital gain distributions received                               -                          9,427

  Realized gain (loss) on investments and
    capital gain distributions, net                              169                            11,870

Unrealized appreciation (depreciation), net                      (5,180)                          (13,027)


Net increase (decrease) in net assets from operations           $(5,174)                           $1,813


See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

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

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS




                                                    For the Year Ended December 31, 2011
                                                                                T. Rowe Price
                                                       T. Rowe Price               Limited Term                    T. Rowe
                                                       Prime Reserve                    Bond                          Equity Income

Investment Income:
  Dividends                                                   $-                      $2,455                           $3,09

Expenses:
  Mortality and expense risk charges                         2,188                     1,075                            1,827

Net investment income (loss)                                  (2,188)                    1,380                            1,268

Realized gains (losses) on investments:
  Realized net investment gain (loss)                           -                         441                           (6,312)

  Capital gain distributions received                           20                       908                               -

  Realized gain (loss) on investments and
    capital gain distributions, net                           20                     1,349                           (6,312)

Unrealized appreciation (depreciation), net                      -                      (2,126)                          2,094


Net increase (decrease) in net assets from operations        $(2,168)                     $603                          $(2,950)


                                                  For the Year Ended December 31, 2011
                                                     T. Rowe Price                    T. Rowe Price
                                                   Personal Strategy                    International
                                                        Balanced                            Stock

Investment Income:
  Dividends                                                $33,375                        $147

Expenses:
  Mortality and expense risk charges                        17,122                         111

Net investment income (loss)                                  16,253                          36

Realized gains (losses) on investments:
  Realized net investment gain (loss)                        (2,863)                       3,919

  Capital gain distributions received           -              -

  Realized gain (loss) on investments and
    capital gain distributions, net                        (2,863)                        3,919

Unrealized appreciation (depreciation), net                  (33,470)                       (5,447)


Net increase (decrease) in net assets from operations       $(20,080)                      $(1,492)


See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS




                                                            For the Years Ended December 31
                                                           Janus Aspen               Janus Aspen               Janus Aspen
                                                              Janus*                    Enterprise**                  Forty
                                                           2011       2010             2011         2010         2011          2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $(779)       $96       $(31,073)    $(27,619)         $(952)       $(908)

  Realized gains (losses) on investments                   (661)       917        147,158       168,289          7,596      2,876

  Unrealized appreciation (depreciation), net             (9,756)    20,410       (183,509)      491,651         (17,719)   7,203


Net increase (decrease) in net assets from operations       (11,196)    21,423        (67,424)      632,321      (11,075)   9,171

Contract transactions:
  Purchase payments                                           11,126     13,214         223,608       248,488    8,963     10,427

  Transfers between subaccounts, net                           -        8,000        (1,423)      (38,688)      (1,220)    19,430

  Withdrawals and surrenders                                (19,508)   (12,173)       (235,040)    (284,300)     (23,071)   (1,328)

  Monthly deductions                                      (8,164)    (9,302)      (257,613)      (264,850)     (7,607)     (8,282)

  Policy loans                                                 6,328       510         (7,344)      35,123       3,383         337

Net increase (decrease) in net assets
  derived from contract transactions                      (10,218)      249        (277,812)    (304,227)    (19,552)       20,584

Total increase (decrease) in net assets            (21,414)    21,672        (345,236)       328,094      (30,627)         29,755

Net assets at beginning of year                      179,216   157,544        3,132,847      2,804,753     156,591         126,836

Net assets at end of year                                $157,802  $179,216       $2,787,611    $3,132,847    $125,964    $156,591


                                                                      For the Years Ended December 31
                                                            Janus Aspen
                                                             Worldwide                         Janus Aspen
                                                               Growth                                Balanced
                                                           2011               2010                 2011                2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                            $(163)              $(167)           $2,970                $3,156

  Realized gains (losses) on investments                    169                (229)           11,870                 3,195

  Unrealized appreciation (depreciation), net            (5,180)              5,830           (13,027)                5,832


Net increase (decrease) in net assets from operations       (5,174)              5,434             1,813                12,183

Contract transactions:
  Purchase payments                                           1,730               2,916            13,265                11,347

  Transfers between subaccounts, net            -              -                              5,321                13,909

  Withdrawals and surrenders                                (6,389)                 -              (21,677)              (13,271)

  Monthly deductions                                     (2,733)             (2,889)           (10,069)              (11,520)

  Policy loans                                                  83                 424              6,048                 2,680

Net increase (decrease) in net assets
  derived from contract transactions                     (7,309)                451             (7,112)                3,145

Total increase (decrease) in net assets                     (12,483)               5,885             (5,299)               15,328

Net assets at beginning of year                           42,720               36,835             184,003          168,675

Net assets at end of year                               $30,237              $42,720            $178,704           $184,003

See accompanying notes to financial statements

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS


                                                          For the Years Ended December 31
                                                                                     T. Rowe Price
                                                            T. Rowe Price               Limited Term             T. Rowe Price
                                                             Prime Reserve                   Bond                Equity Income
                                                           2011               2010      2011        2010          2011        2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $(2,188)       $(2,168)    $1,380       $1,929          $1,268     $1,386

  Realized gains (losses) on investments                     20              -       1,349      1,102       (6,312)       (5,106)

  Unrealized appreciation (depreciation), net               -               -        (2,126)        (970)        2,094   24,868


Net increase (decrease) in net assets from operations       (2,168)       (2,168)     603         2,061       (2,950)    21,148

Contract transactions:
  Purchase payments                                           7,867     10,253       6,672      6,531        4,398        6,015

  Transfers between subaccounts, net                           -       (26,000)      17,354        23,004      1,592          -

  Withdrawals and surrenders                                 (298)      (541)    (12,971)      (18,680)     (12,197)      (3,463)

  Monthly deductions                                    (18,189)       (19,089    (7,712)       (9,528)       (7,888)     (8,513)

  Policy loans                                          269                241       1,969         1,392       18,675    7,547

Net increase (decrease) in net assets
  derived from contract transactions                     (10,351)      (35,136)     5,312       2,719         4,580         1,586

Total increase (decrease) in net assets              (12,519)        (37,304)       5,915         4,780        1,630     22,734

Net assets at beginning of year                      214,741           252,045     110,935       106,155       173,957     151,223

Net assets at end of year                         $202,222         $214,741      $116,850       $110,935      $175,587    $173,957


                                                                     For the Years Ended December 31
                                                            T. Rowe Price                              T. Rowe Price
                                                          Personal Strategy                         International
                                                              Balanced                                   Stock
                                                          2011               2010                         2011      2010

Increase (decrease) in net assets from operations:
  Net investment income (loss)                          $16,253               $21,007          $36                $(17)

  Realized gains (losses) on investments                (2,863)               8,828                      3,919     96

  Unrealized appreciation (depreciation), net           (33,470)              164,559                  (5,447)        1,923


Net increase (decrease) in net assets from operations      (20,080)              194,394            (1,492)        2,002

Contract transactions:
  Purchase payments                                          54,297                60,741                  822       2,506

  Transfers between subaccounts, net                      (21,624)                 345                                 -

  Withdrawals and surrenders                               (69,130)              (207,101)           (7,767)            73

  Monthly deductions                                    (85,480)               (88,077)          (1,333)         (3,448)

  Policy loans                                              (61,846)                 74,671                942        517

Net increase (decrease) in net assets
  derived from contract transactions                     (183,783)          (159,421)                     (7,336)        (352)

Total increase (decrease) in net assets                     (203,863)            34,973                      (8,8     1,650

Net assets at beginning of year                         1,719,284           1,684,311                 17,23   15,580

Net assets at end of year                             $1,515,421          $1,719,284                 $8,402      $17,230

See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2011 and 2010

1.       Organization

     The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life
     Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.
     The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series,
     Inc. (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

     The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' annual reports is included in the Variable Life Account's Annual Report.

2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2011.
     The Funds value their investment securities at fair value.

     Policy Loans

     The Policy may be used to secure a loan from the Company.  The maximum loan amount is 90% of the Policy's cash value minus the full surrender charge.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time
     (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

     Recently Issued Accounting Standard

     The Variable Account applies the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification
     (ASC) 820 Fair Value Measurements and Disclosures (ASC 820).  ASC 820 provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings, For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.
     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is  not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally
     requires these investments to be measured at fair value.   Additionally,  the guidance provided  updated disclosures  for investments  within its scope and noted that if the investor can redeem  the investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.
     Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.
     This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted.
     The Company adopted this guidance effective for the year ended December 31, 2009.  The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

     Susequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2011 through February 27, 2012, the date the financial statements were issued.  No significant subsequent events were identified.

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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

3.     Purchases and Sales of Securities

     In 2011, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                                                         Proceeds
                                                                           Purchases                         on Sales
*     Janus Aspen Janus Portfolio                                              $20,321                           $31,317
**     Janus Aspen Enterprise Portfolio                                         258,561                           567,449
Janus Aspen Forty Portfolio                                               14,471                            34,975
     Janus Aspen Worldwide Growth Portfolio                                      2,737                            10,209
     Janus Aspen Balanced Portfolio                                          40,364                            35,080
     T. Rowe Price Prime Reserve Portfolio                                      8,186                            20,705
     T. Rowe Price Limited Term Bond Portfolio                                54,246                            46,645
     T. Rowe Price Equity Income Portfolio                                     28,479                            22,632
     T. Rowe Price Personal Strategy Balanced Portfolio                      97,320                           264,849
     T. Rowe Price International Stock Portfolio                                 2,684                             9,984
         Total                                                                 $527,369                        $1,043,845

                                                                                                         Proceeds
                                                                           Purchases                         on Sales
*     Janus Aspen Janus Portfolio                                              $23,761                           $23,418
**     Janus Aspen Enterprise Portfolio                                         305,177                           637,020
     Janus Aspen Forty Portfolio                                               30,862                            11,186
     Janus Aspen Worldwide Growth Portfolio                                      3,634                             3,350
     Janus Aspen Balanced Portfolio                                          35,924                            29,621
     T. Rowe Price Prime Reserve Portfolio                                     10,837                            48,141
     T. Rowe Price Limited Term Bond Portfolio                                34,310                            29,663
     T. Rowe Price Equity Income Portfolio                                     17,291                            14,319
     T. Rowe Price Personal Strategy Balanced Portfolio                     248,801                           387,215
     T. Rowe Price International Stock Portfolio                                 3,621                             3,942
         Total                                                                     $714,218                        $1,187,875

      *Formerly Janus Aspen Large Cap Growth Portfolio
     **Formerly Janus Aspen Mid Cap Growth Portfolio

4.     Expenses and Related Party Transactions

     A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable
     Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account.  These charges compensate the
     Company for assuming these risks under the variable life contract.  Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

     At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units.  This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee.  The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for adminstrative expenses relating to the issuance and maintenance of the contract.

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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010


     The Company deducts a front-end sales expense charge of 5% from each premium payment.  A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy.  The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first 9 contract years until it reaches zero in the 10th contract year.

     The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity.
     Premium taxes up to 4% are imposed by certain states.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.     Fair Value Measurement

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable
     Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

     The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

     The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.
     The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally  from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

     The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

                                             Level 1             Level 2          Level 3               Total
     Variable Account Investments                     -            $5,298,800            -                   $5,298,800

     The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

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
SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010


6.     Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                                                      Units               Units               Net Increase
                                                                      Issued               Redeemed               (Decrease)
*     Janus Aspen Janus Portfolio                                         2,762                 4,306                 (1,544)
**     Janus Aspen Enterprise Portfolio                                    7,389                 15,339                 (7,950)
     Janus Aspen Forty Portfolio                                         1,428                 3,464                 (2,036)
     Janus Aspen Worldwide Growth Portfolio                                 394                 1,503                 (1,109)
     Janus Aspen Balanced Portfolio                                    1,764                 2,200                   (436)
     T. Rowe Price Prime Reserve Portfolio                                 415                   942                  (527)
     T. Rowe Price Limited Term Bond Portfolio                          1,856                 1,662                    194
     T. Rowe Price Equity Income Portfolio                               1,658                 1,351                    307
     T. Rowe Price Personal Strategy Balanced Portfolio                1,322                 5,104                 (3,782)
     T. Rowe Price International Stock Portfolio                            251                   981                   (730)

     The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                                                      Units               Units               Net Increase
                                                                      Issued               Redeemed               (Decrease)
*     Janus Aspen Janus Portfolio                                        3,509                 3,410                      99
**     Janus Aspen Enterprise Portfolio                                  10,280                20,665                 (10,385)
     Janus Aspen Forty Portfolio                                        3,355                 1,072                   2,283
     Janus Aspen Worldwide Growth Portfolio                                573                   496                      77
     Janus Aspen Balanced Portfolio                                   2,221                 2,006                     215
     T. Rowe Price Prime Reserve Portfolio                                531                 2,299                  (1,768)
     T. Rowe Price Limited Term Bond Portfolio                         1,145                 1,049                      96
     T. Rowe Price Equity Income Portfolio                              1,015                   895                     120
     T. Rowe Price Personal Strategy Balanced Portfolio               4,784                 8,419                  (3,635)
     T. Rowe Price International Stock Portfolio                           374                   414                     (40)

 *Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:

                                                                                          Expenses          Income
                                                                                          as a % of          as a % of
                                                                      Net Assets           Average          Average
                                                                        Unit                Net               Net            Total
                                                          Units            Value     (000's)     Assets#          Assets    Return
*     Janus Aspen Janus Portfolio                            23,996        $6.58        $158      1.05 %          0.59 %    (6.28)%
**     Janus Aspen Enterprise Portfolio                       82,434        33.82       2,788       1.05             -      (2.44)
     Janus Aspen Forty Portfolio                            13,767         9.15         126       1.05           0.37       (7.66)
     Janus Aspen Worldwide Growth Portfolio                   5,378         5.62          30       1.05           0.58      (14.63)
     Janus Aspen Balanced Portfolio                       12,140        14.72         179       1.05           2.68          0.61
     T. Rowe Price Prime Reserve Portfolio                  10,331        19.57         202       1.05             -        (1.03)
     T. Rowe Price Limited Term Bond Portfolio              4,255        27.46         117       1.05           2.39         0.54
     T. Rowe Price Equity Income Portfolio                  11,584        15.16         176       1.05           1.76       (1.74)
     T. Rowe Price Personal Strategy Balanced Portfolio   31,747        47.73       1,515       1.05           1.71        (1.36)
     T. Rowe Price International Stock Portfolio                949         8.86           8       1.05           1.40      (13.74)

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:

                                                                                          Expenses          Income
                                                                                          as a % of          as a % of
                                                                      Net Assets          Average          Average
                                                                         Unit                Net               Net        Total
                                                            Units       Value     (000's)     Assets#          Assets      Return
*     Janus Aspen Janus Portfolio                             25,540        $7.02       $179      1.05 %           1.12 %   13.31 %
**     Janus Aspen Enterprise Portfolio                        90,384        34.66      3,133      1.05            0.07    24.53
     Janus Aspen Forty Portfolio                             15,803         9.91        157      1.05            0.39      5.62
     Janus Aspen Worldwide Growth Portfolio                    6,487         6.59         43      1.05            0.62     14.62
     Janus Aspen Balanced Portfolio                        12,576        14.63        184      1.05            2.85        7.22
     T. Rowe Price Prime Reserve Portfolio                   10,858        19.78        215      1.05            0.12     (0.93)
     T. Rowe Price Limited Term Bond Portfolio               4,061        27.32        111      1.05            2.86    2.02
     T. Rowe Price Equity Income Portfolio                   11,277        15.43        174      1.05            1.94      13.81
     T. Rowe Price Personal Strategy Balanced Portfolio    35,529        48.39      1,719      1.05            2.35        12.52
     T. Rowe Price International Stock Portfolio               1,679        10.26         17      1.05            0.95    13.25

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*     Formerly Janus Aspen Large Cap Growth Portfolio
**     Formerly Janus Aspen Mid Cap Growth Portfolio


SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:

                                                                                          Expenses          Income
                                                                                          as a % of          as a % of
                                                                      Net Assets          Average          Average
                                                                         Unit                Net               Net        Total
                                                       Units             Value     (000's)     Assets#          Assets     Return
*     Janus Aspen Janus Portfolio                         25,441              $6.19       $158       1.05 %     0.54 %      34.94 %
**     Janus Aspen Enterprise Portfolio                   100,769              27.83       2,805       1.05       -       43.32
     Janus Aspen Forty Portfolio                         13,520               9.38         127       1.05       0.04         44.82
     Janus Aspen Worldwide Growth Portfolio                6,410               5.75          37       1.05     1.47       36.27
     Janus Aspen Balanced Portfolio                    12,361              13.65         169       1.05        3.08        24.58
     T. Rowe Price Prime Reserve Portfolio               12,626              19.96         252       1.05      0.39       (0.66)
     T. Rowe Price Limited Term Bond Portfolio           3,965              26.77         106       1.05      3.53         7.16
     T. Rowe Price Equity Income Portfolio               11,157              13.55         151       1.05      2.02      24.29
     T. Rowe Price Personal Strategy Balanced Portfolio  39,164              43.00        1,684       1.05      2.15       30.75
     T. Rowe Price International Stock Portfolio           1,719               9.06           16       1.05      1.39        50.81

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2008 is as follows:

                                                                                          Expenses          Income
                                                                                          as a % of          as a % of
                                                                     Net Assets               Average          Average
                                                                        Unit                Net               Net        Total
                                                       Units            Value     (000's)     Assets#          Assets    Return
     Janus Aspen Large Cap Growth Portfolio               27,638            $4.59       $127       1.05 %      0.75 %      (40.35)%
     Janus Aspen Mid Cap Growth Portfolio              113,924            19.42      2,212       1.05       0.25      (44.31)
     Janus Aspen Forty Portfolio                         13,085            6.48         85       1.05        0.14      (44.74)
     Janus Aspen Worldwide Growth Portfolio                6,068            4.22         26       1.05         1.17    (45.25)
     Janus Aspen Balanced Portfolio                    12,165           10.95        133       1.05       2.64     (16.72)
     T. Rowe Price Prime Reserve Portfolio               13,407           20.10        269       1.05      2.63    1.60
     T. Rowe Price Limited Term Bond Portfolio           4,761           24.99        119       1.05      4.01       0.49
     T. Rowe Price Equity Income Portfolio               11,835           10.91        129       1.05   2.28        (36.78)
     T. Rowe Price Personal Strategy Balanced Portfolio  45,914           32.89      1,510       1.05       2.47       (30.62)
     T. Rowe Price International Stock Portfolio             3,810            6.01         23       1.05         1.67    (49.24)

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*     Formerly Janus Aspen Large Cap Growth Portfolio
**     Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2011 and 2010

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2007 is as follows:

                                                                                          Expenses          Income
                                                                                          as a % of          as a % of
                                                                      Net Assets          Average          Average
                                                                         Unit                Net               Net          Total
                                                       Units            Value     (000's)     Assets#          Assets     Return
     Janus Aspen Large Cap Growth Portfolio               26,900            $7.69       $207       1.05 %    0.73 %      13.89 %
     Janus Aspen Mid Cap Growth Portfolio              118,973            34.87      4,149       1.05         0.21         20.77
     Janus Aspen Forty Portfolio                         13,530            11.72        159       1.05       0.35      35.57
     Janus Aspen Worldwide Growth Portfolio                7,088             7.70       55       1.05        0.76   8.48
     Janus Aspen Balanced Portfolio                    13,889            13.15        183       1.05        2.60        9.38
     T. Rowe Price Prime Reserve Portfolio               14,743            19.78        292       1.05      4.69       3.79
     T. Rowe Price Limited Term Bond Portfolio          5,375            24.86        134       1.05       4.34         4.37
     T. Rowe Price Equity Income Portfolio               16,225            17.25        280       1.05       1.70         2.18
     T. Rowe Price Personal Strategy Balanced Portfolio  48,105            47.41       2,281       1.05     2.19       6.49
     T. Rowe Price International Stock Portfolio            11,773            11.84        139       1.05    1.69      11.86

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

8.       Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.